Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	69,245,436	10,482,554	47,255,939	8,682,808
Series E Preferred Stock [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	109,223		109,223	121,359
Warrants [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	40,574,614	8,591,206	16,261,699	5,658,830
Convertible notes [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	24,169,999		27,823,250
Options [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	4,391,600	1,891,348	3,061,767	2,902,619